INCOME TAXES - Schedule of Net Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Net operating losses carried forward	$ 49,448	$ 45,658
Depreciation and amortization	27,004	18,166
Lease liabilities	2,176	1,754
Others	207	0
Sub-total	78,835	65,578
Valuation allowances	(75,867)	(63,869)
Total deferred tax assets	2,968	1,709
Deferred tax liabilities
Right-of-use assets	(2,086)	(1,709)
Unrealized capital allowances	(1,330)	(1,453)
Total deferred tax liabilities	(3,416)	(3,162)
Deferred tax liabilities, net	$ (448)	$ (1,453)